Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 197,629
Payable on a fixed date	[1],[4]	542,579
Total	[1]	957,225	$ 945,538	$ 916,181
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	161,113
Payable on a fixed date	[4]	367,526
Total		677,921	673,137	642,977
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	516
Payable on a fixed date	[4]	57,534
Total		96,000	95,338	104,984
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	439
Payable on a fixed date	[4]	25,111
Total		25,550	25,320	24,243
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	13,556
Payable on a fixed date	[4]	20,241
Total		41,268	37,681	31,841
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	5,112
Payable on a fixed date	[4]	6,169
Total		16,401	16,149	16,439
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	161
Payable on a fixed date	[4]	18,009
Total		24,408	25,464	22,105
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4,178
Payable on a fixed date	[4]	4,892
Total		9,578	8,549	8,211
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	12,554
Payable on a fixed date	[4]	43,097
Total		66,099	63,900	65,381
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	149,448
Payable on a fixed date	[4]	119,462
Total		284,738	283,651	265,892
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	46,366
Payable on a fixed date	[4]	381,326
Total		615,431	611,376	597,617
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	1,815
Payable on a fixed date	[4]	41,791
Total		57,056	$ 50,511	$ 52,672
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	172,393
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	124,735
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	37,904
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	4,863
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	1,306
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	26
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	3,559
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,433
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	154,370
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	12,590
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	44,624
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	24,547
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	46
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	7,471
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	257
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	4,932
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	482
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	6,889
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	10,395
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	33,369
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	$ 860

[1]	Deposits denominated in U.S. dollars amount to $325,622 (April 30, 2023 – $326,922; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $20,797 (April 30, 2023 – $21,593; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $37,662 (April 30, 2023 – $34,709; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $122,403 (April 30, 2023 – $115,466; October 31, 2022 – $106,817).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Includes $130 (April 30, 2023 – $134; October 31, 2022 – $156) of non-interest-bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.